IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Net Loans and Acceptances by Interest Rate Sensitivity (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 472,283	$ 460,913
Fixed interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	234,697	237,596
Floating interest rate [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	223,565	209,824
Non interest sensitive [member]
Disclosure of credit risk exposure [line items]
Net loans and acceptances	$ 14,021	$ 13,493